Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021		Dec. 31, 2020
Income Statement [Abstract]
Service Revenue	$ 8,105,384	$ 8,080,312	$ 37,346,859		$ 37,910,393
Cost of Service	5,900,723	5,854,056	26,290,203		31,546,948
Gross Profit	2,204,661	2,226,256	11,056,656		6,363,445
Depreciation and amortization	1,030,930	689,345	3,782,136		1,966,045
General and administrative	3,600,997	4,144,365	18,166,721		10,994,815
Sales and marketing	299,316	369,261	2,296,483		1,423,909
Research and development	1,257,084	1,103,137	7,400,732		6,244,704
Total Operating Expenses	6,188,327	6,306,108	31,646,072		20,629,473
(Loss) from Operations	(3,983,666)	(4,079,852)	(20,589,416)		(14,266,028)
Other (Expenses)/Income, net	3,142	(1,897)	474,510		(243,641)
Net (Loss) before income tax	(3,980,524)	(4,081,749)	(20,114,906)		(14,509,669)
Income tax (Corporate tax)			(11,881)
Net (Loss)	$ (3,980,524)	$ (4,081,749)	$ (20,126,787)		$ (14,509,669)
Net (Loss) profit per common share - basic and fully diluted: (in Dollars per share)	$ (0.151)	$ (0.2497)	$ (0.9499)		$ (1.1444)
Weighted average number of basic and fully diluted common shares outstanding (in Shares)	26,367,804	16,345,439	21,187,556	[1]	12,678,904	[1]

[1]	The weighted average number of shares of common stock has been retroactively restated to reflect the 1 for 13 reverse stock-split on February 25, 2020